SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 71	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 74	☒

TCW FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

865 South Figueroa Street, Suite 1800

Los Angeles, California 90017

Registrant’s Telephone Number, including Area Code: (213) 244-0000

George P. Hawley, Esq.

Secretary

865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(i)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles and State of California on the 20th day of March 2012.

TCW FUNDS, INC.

By:	/s/ George P. Hawley
George P. Hawley
Secretary

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant’s registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*	Chairman and Director	March 20, 2012
Patrick C. Haden

*	Director	March 20, 2012
Thomas E. Larkin, Jr.

* Charles W. Baldiswieler	Director and President (Chief Executive Officer)	March 20, 2012

*	Director	March 20, 2012
Samuel P. Bell

*	Director	March 20, 2012
Victoria B. Rogers

*	Director	March 20, 2012
John A. Gavin

*	Director	March 20, 2012
Janet E. Kerr

*	Director	March 20, 2012
Peter McMillan

*	Director	March 20, 2012
Charles A. Parker

*	Director	March 20, 2012
Marc I. Stern

/s/ David S. DeVito	Treasurer (Principal Financial and	March 20, 2012
David S. DeVito	Accounting Officer)

*By:	/s/ George P. Hawley
George P. Hawley
Attorney-in-Fact

INDEX TO EXHIBITS

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Label Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase